Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Profit / (Loss) Before Income Taxes
The Company’s loss before income taxes consists of:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Cayman Islands	(10,584)	6,622	(16,716)	(2,401)
British Virgin Islands	(2)	(25)	(30)	(4)
Hong Kong	(34)	208	(3,097)	(445)
China	(83,651)	(72,972)	(89,836)	(12,903)

Total loss before income taxes	(94,271)	(66,167)	(109,679)	(15,753)

Summary of Composition of Income Tax Expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Current income tax expense	—	(35)	(162)	(23)
Deferred tax benefit	3,980	5	—	—

Total income tax (expense)/benefit	3,980	(30)	(162)	(23)

Summary of Reconciliation Between Expenses of Income Taxes
Reconciliation between the expense of income taxes computed by applying the statutory tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	Year ended December 31,
	2018	2019
	RMB	RMB	US$
Loss before income tax	(66,167)	(109,679)	(15,753)
Income tax expense computed at PRC statutory rate (25%)	(16,542)	(27,421)	(3,939)
International tax rate differential	(1,668)	4,451	639
Preferential tax rate	6,397	12,845	1,845
Deferred tax items tax rate differential	(6,390)	(10,157)	(1,459)
Research and development super-deduction	(21,559)	(26,910)	(3,865)
Non-deductible expenses	5,701	12,587	1,809
Deferred tax expense	4,073	—	—
Recognition of prior year tax loss	—	(1,939)	(279)
Changes in valuation allowance	30,018	36,706	5,272

Income tax expense	30	162	23

Summary of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Deferred tax assets, net
Provision for doubtful debts	2,463	7,484	1,075
Accrued expense	3,737	9,516	1,367
Net operating loss carry forward	78,985	108,101	15,528
Government grant related to assets	54	359	52
Fixed assets depreciation	14	73	10
Estimated liabilities	10	—	—
Net unrealized gain on equity investments held	—	(3,564)	(512)
Valuation allowance	(85,263)	(121,969)	(17,520)

Total deferred tax assets, net	—	—	—